UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Bruce McKibben
c/o The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2010

Date of reporting period:  September 30, 2010

Item 1.  Schedule of Investments.

Schedule of Investments
September 30, 2010 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Registered Investment Companies - 84.5%

Fairholme Fund	320,099	10,486,432
Goldman Sachs Short Duration Government Fund	139,368	1,452,219
Harbor Bond Fund	339,719	4,433,333
Hartford Capital Appreciation Fund	144,711	4,471,555
Health Care Select Sector SPDR Fund	105,075	3,203,737
Invesco Diversified Dividend Fund	443,850	5,024,380
iShares MSCI Emerging Markets Index Fund	105,275	4,713,162
iShares Russell 2000 Value Index Fund	54,325	3,367,607
Ivy Limited-Term Bond Fund	131,126	1,483,034
Nuveen Tradewinds Value Opportunities Fund #	242,606	8,044,820
Oppenheimer Developing Markets Fund	153,181	5,082,555
PowerShares QQQ	86,230	4,231,306
Putnam Voyager Fund	210,153	4,673,796
RidgeWorth Intermediate Bond Fund	135,283	1,481,475
RidgeWorth Mid Cap Value Equity Fund	460,354	5,063,894
RidgeWorth Small Cap Value Equity Fund	315,461	3,892,784
RS Emerging Markets Fund	67,905	1,749,921
Sentinel Government Securities Fund	131,612	1,463,528
T. Rowe Price Equity Income Fund	179,407	3,848,275
T. Rowe Price Mid Cap Growth Fund	76,209	4,073,355
TCW Total Return Bond Fund	428,676	4,451,803
Technology Select Sector SPDR Fund	144,500	3,326,390
Wells Fargo Advantage Growth Fund #	182,505	5,155,760

Total Registered Investment Companies	(Cost $88,120,758)	95,175,121

Money Market Registered Investment Companies - 1.7%

The Flex-funds Money Market Fund - Institutional Class, 0.276%*	1,924,567	1,924,567

Total Money Market Registered Investment Companies	(Cost $1,924,567)	1,924,567

Floating Rate Demand Notes - 13.3%

Caterpillar Financial Power Investment Floating Rate Demand Note,
1.20%, 10/1/2010**	15,038,874	15,038,874

Total Floating Rate Demand Notes	(Cost $15,038,874)	15,038,874

Schedule of Investments
September 30, 2010 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

U.S. Government Obligations - 0.7%

U.S. Treasury Bill, 0.152%, due 12/23/2010***	800,000		799,747

Total U.S. Government Obligations	(Cost $799,723)		799,747

Total Investments - 100.2%	(Cost $105,883,922	)(b)	112,938,309

Liabilities less Other Assets - (0.2%)			(178,059)

Total Net Assets - 100.0%			112,760,250

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	1,781		12,823
The Flex-funds Defensive Balanced Fund	893		8,269
The Flex-funds Dynamic Growth Fund	553		4,070
The Flex-funds Muirfield Fund	3,416		17,524
The Flex-funds Quantex Fund	2,420		49,247
The Flex-funds Total Return Utilities Fund	197		4,348

Total Trustee Deferred Compensation	(Cost $81,485)		96,281

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2010, notional value $5,399,325	19		(19,893)

Total Futures Contracts			(19,893)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$ 112,138,562	$ (19,893)
Level 2 - Other Significant Observable Inputs	799,747	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 112,938,309	$ (19,893)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $1,001,685.  Cost for federal income tax purposes of $106,885,607 differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 7,509,230
	Unrealized depreciation	(1,456,528)
	Net unrealized appreciation (depreciation	$ 6,052,702

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2010.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2010.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2010 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Registered Investment Companies - 96.8%

Fairholme Fund	290,329		9,511,164
Hartford Capital Appreciation Fund	118,690		3,667,533
Health Care Select Sector SPDR Fund	120,175		3,664,136
Invesco Diversified Dividend Fund	485,736		5,498,536
iShares MSCI Emerging Markets Index Fund	117,275		5,250,402
iShares Russell 2000 Value Index Fund	59,940		3,715,681
Nuveen Tradewinds Value Opportunities Fund #	199,026		6,599,712
Oppenheimer Developing Markets Fund	185,968		6,170,404
PowerShares QQQ	119,450		5,861,412
Putnam Voyager Fund	252,668		5,619,344
RidgeWorth Mid Cap Value Equity Fund	544,559		5,990,145
RidgeWorth Small Cap Value Equity Fund	381,164		4,703,569
RS Emerging Markets Fund	72,814		1,876,419
T. Rowe Price Equity Income Fund	199,673		4,282,979
T. Rowe Price Mid Cap Growth Fund	79,916		4,271,497
Technology Select Sector SPDR Fund	175,350		4,036,557
Wells Fargo Advantage Growth Fund #	216,326		6,111,212

Total Registered Investment Companies	(Cost $79,934,490)		86,830,702

Money Market Registered Investment Companies - 2.5%

The Flex-funds Money Market Fund - Institutional Class, 0.276%*	2,238,252		2,238,252

Total Money Market Registered Investment Companies	(Cost $2,238,252)		2,238,252

U.S. Government Obligations - 0.9%

U.S. Treasury Bill, 0.152%, due 12/23/2010**	800,000		799,747

Total U.S. Government Obligations	(Cost $799,723)		799,747

Total Investments - 100.2%	(Cost $82,972,465	)(b)	89,868,701

Liabilities less Other Assets - (0.2%)			(151,854)

Total Net Assets - 100.0%			89,716,847

Schedule of Investments
September 30, 2010 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Trustee Deferred Compensation***

The Flex-funds Aggressive Growth Fund	1,249	8,993
The Flex-funds Defensive Balanced Fund	616	5,704
The Flex-funds Dynamic Growth Fund	390	2,870
The Flex-funds Muirfield Fund	1,569	8,049
The Flex-funds Quantex Fund	946	19,251
The Flex-funds Total Return Utilities Fund	138	3,046

Total Trustee Deferred Compensation	(Cost $40,991)	47,913

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2010, notional value $2,841,750	10	30,875

Total Futures Contracts		30,875

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$ 89,068,954	$ 30,875
Level 2 - Other Significant Observable Inputs	799,747	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 89,868,701	$ 30,875

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $569,701.  Cost for federal income tax purposes of $83,542,166 differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 7,378,028
	Unrealized depreciation	(1,051,493)
	Net unrealized appreciation (depreciation)	$ 6,326,535

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2010.

**	Pledged as collateral on futures contracts.

***	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2010 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Registered Investment Companies - 95.9%

Fairholme Fund	85,725		2,808,360
Hartford Capital Appreciation Fund	30,602		945,611
Health Care Select Sector SPDR Fund	33,375		1,017,604
Invesco Diversified Dividend Fund	126,280		1,429,494
iShares MSCI Emerging Markets Index Fund	37,725		1,688,948
iShares Russell 2000 Value Index Fund	26,400		1,636,536
Nuveen Tradewinds Value Opportunities Fund #	67,997		2,254,792
Oppenheimer Developing Markets Fund	95,019		3,152,725
PowerShares QQQ	43,735		2,146,077
Putnam Voyager Fund	73,744		1,640,077
RidgeWorth Mid Cap Value Equity Fund	203,925		2,243,180
RidgeWorth Small Cap Value Equity Fund	204,402		2,522,325
RS Emerging Markets Fund	23,023		593,311
T. Rowe Price Mid Cap Growth Fund	42,819		2,288,694
Technology Select Sector SPDR Fund	65,750		1,513,565
Wells Fargo Advantage Growth Fund #	63,524		1,794,563

Total Registered Investment Companies	(Cost $26,587,538)		29,675,862

Money Market Registered Investment Companies - 3.3%

The Flex-funds Money Market Fund - Institutional Class, 0.276%*	1,010,606		1,010,606

Total Money Market Registered Investment Companies	(Cost $1,010,606)		1,010,606

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
1.20%, 10/1/2010**	2,002		2,002

Total Floating Rate Demand Notes	(Cost $2,002)		2,002

U.S. Government Obligations - 1.0%

U.S. Treasury Bill, 0.152%, due 12/23/2010***	300,000		299,905

Total U.S. Government Obligations	(Cost $299,896)		299,905

Total Investments - 100.2%	(Cost $27,900,042	)(b)	30,988,375

Liabilities less Other Assets - (0.2%)			(58,867)

Total Net Assets - 100.0%			30,929,508

Schedule of Investments
September 30, 2010 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	717	5,162
The Flex-funds Defensive Balanced Fund	366	3,389
The Flex-funds Dynamic Growth Fund	221	1,627
The Flex-funds Muirfield Fund	1,024	5,253
The Flex-funds Quantex Fund	643	13,085
The Flex-funds Total Return Utilities Fund	79	1,744

Total Trustee Deferred Compensation	(Cost $26,926)	30,260

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2010, notional value $1,136,700	4	13,070

Total Futures Contracts		13,070

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$ 30,688,470	$ 13,070
Level 2 - Other Significant Observable Inputs	299,905	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 30,988,375	$ 13,070

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $131,785.  Cost for federal income tax purposes of $28,031,827 differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 3,125,310
	Unrealized depreciation	(168,762)
	Net unrealized appreciation (depreciation)	$ 2,956,548

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2010.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2010.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2010 (unaudited)

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Registered Investment Companies - 77.6%

Fairholme Fund	106,306		3,482,593
Goldman Sachs Short Duration Government Fund	36,909		384,588
Harbor Bond Fund	463,247		6,045,367
Hartford Capital Appreciation Fund	47,449		1,466,170
Health Care Select Sector SPDR Fund	34,025		1,037,422
Invesco Diversified Dividend Fund	154,671		1,750,874
iShares MSCI Emerging Markets Index Fund	30,250		1,354,293
iShares Russell 2000 Value Index Fund	16,760		1,038,952
Ivy Limited-Term Bond Fund	178,969		2,024,141
Nuveen Tradewinds Value Opportunities Fund #	71,821		2,381,579
Oppenheimer Developing Markets Fund	54,661		1,813,643
PowerShares QQQ	27,375		1,343,291
Putnam Voyager Fund	65,893		1,465,470
RidgeWorth Intermediate Bond Fund	184,643		2,022,013
RidgeWorth Mid Cap Value Equity Fund	156,263		1,718,892
RidgeWorth Small Cap Value Equity Fund	99,583		1,228,856
RS Emerging Markets Fund	22,067		568,669
Sentinel Government Securities Fund	35,013		389,342
T. Rowe Price Equity Income Fund	58,000		1,244,096
T. Rowe Price Mid Cap Growth Fund	22,128		1,182,720
TCW Total Return Bond Fund	584,399		6,068,984
Technology Select Sector SPDR Fund	48,225		1,110,140
Wells Fargo Advantage Growth Fund #	60,797		1,717,504

Total Registered Investment Companies	(Cost $40,300,120)		42,839,599

Money Market Registered Investment Companies - 5.5%

The Flex-funds Money Market Fund - Institutional Class, 0.276%*	3,026,449		3,026,449

Total Money Market Registered Investment Companies	(Cost $3,026,449)		3,026,449

Floating Rate Demand Notes - 14.3%

Caterpillar Financial Power Investment Floating Rate Demand Note,
1.20%, 10/1/2010**	7,887,897		7,887,897

Total Floating Rate Demand Notes	(Cost $7,887,897)		7,887,897

U.S. Government Obligations - 2.8%

Federal Farm Credit Bank, 0.256%, due 11/27/2012***	250,000		249,696
Federal Home Loan Mortgage Corporation, 4.00%, due 12/15/2022	1,000,000		1,020,606
U.S. Treasury Bill, 0.152%, due 12/23/2010****	300,000		299,905

Total U.S. Government Obligations	(Cost $1,543,078)		1,570,207

Total Investments - 100.2%	(Cost $52,757,544	)(b)	55,324,152

Liabilities less Other Assets - (0.2%)			(96,589)

Total Net Assets - 100.0%			55,227,563

Schedule of Investments
September 30, 2010 (unaudited)

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Trustee Deferred Compensation*****

The Flex-funds Aggressive Growth Fund	1,128	8,122
The Flex-funds Defensive Balanced Fund	583	5,399
The Flex-funds Dynamic Growth Fund	346	2,547
The Flex-funds Muirfield Fund	976	5,007
The Flex-funds Quantex Fund	453	9,219
The Flex-funds Total Return Utilities Fund	124	2,737

Total Trustee Deferred Compensation	(Cost $31,378)	33,031

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2010, notional value $3,125,925	11	(14,833)

Total Futures Contracts		(14,833)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments******
Level 1 - Quoted Prices	$ 53,753,945	$ (14,833)
Level 2 - Other Significant Observable Inputs	1,570,207	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 55,324,152	$ (14,833)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $105,795.  Cost for federal income tax purposes of $52,863,339 differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,593,762
	Unrealized depreciation	(132,949)
	Net unrealized appreciation (depreciation)	$ 2,460,813

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2010.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2010.

***	Variable rate security. The rate shown represents the rate in effect at September 30, 2010.

****	Pledged as collateral on futures contracts.

*****	Assets of affiliates to The Defensive Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

******
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2010 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Registered Investment Companies - 98.4%

Allianz NFJ International Value Fund	264,287		5,121,884
Fairholme Fund	113,975		3,733,825
First American Real Estate Securities Fund	309,658		5,248,705
Invesco Diversified Dividend Fund	222,821		2,522,333
Materials Select Sector SPDR Fund	43,025		1,410,359
Nuveen Tradewinds Value Opportunities Fund #	78,511		2,603,420
Putnam Voyager Fund	101,306		2,253,045
RidgeWorth Mid Cap Value Equity Fund	264,084		2,904,923
RidgeWorth Small Cap Value Equity Fund	286,040		3,529,729
RS Emerging Markets Fund	96,789		2,494,265
T. Rowe Price Mid Cap Growth Fund	45,111		2,411,185
TCW Small Cap Growth Fund #	75,352		1,978,734
Van Eck Global Hard Assets Fund #	95,280		4,057,009
Wells Fargo Advantage Growth Fund #	75,830		2,142,193

Total Registered Investment Companies	(Cost $37,774,615)		42,411,609

Money Market Registered Investment Companies - 1.1%

The Flex-funds Money Market Fund - Institutional Class, 0.276%*	494,152		494,152

Total Money Market Registered Investment Companies	(Cost $494,152)		494,152

U.S. Government Obligations - 0.7%

U.S. Treasury Bill, 0.152%, due 12/23/2010**	300,000		299,905

Total U.S. Government Obligations	(Cost $299,896)		299,905

Total Investments - 100.2%	(Cost $38,568,663	)(b)	43,205,666

Liabilities less Other Assets - (0.2%)			(75,673)

Total Net Assets - 100.0%			43,129,993

Schedule of Investments
September 30, 2010 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Trustee Deferred Compensation***

The Flex-funds Aggressive Growth Fund	913	6,574
The Flex-funds Defensive Balanced Fund	476	4,408
The Flex-funds Dynamic Growth Fund	279	2,053
The Flex-funds Muirfield Fund	796	4,083
The Flex-funds Quantex Fund	368	7,489
The Flex-funds Total Return Utilities Fund	101	2,229

Total Trustee Deferred Compensation	(Cost $25,903)	26,836

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 expiring December 2010, notional value $800,100	2	21,085

Total Futures Contracts		21,085

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$ 42,905,761	$ 21,085
Level 2 - Other Significant Observable Inputs	299,905	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 43,205,666	$ 21,085

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $112,373.  Cost for federal income tax purposes of $38,681,036 differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 4,595,697
	Unrealized depreciation	(71,067)
	Net unrealized appreciation (depreciation)	$ 4,524,630

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2010.

**	Pledged as collateral on futures contracts.

***	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2010 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Common Stocks - 94.2%

Business Services - 6.1%
Cintas Corporation	5,240	144,362
DeVry, Inc.	2,410	118,596
Interpublic Group of Companies, Inc./The #	18,475	185,304
Monster Worldwide, Inc. #	7,840	101,606
Robert Half International, Inc.	5,100	132,600
Ryder System, Inc.	3,310	141,569
Total System Services, Inc.	7,900	120,396

	(Cost $1,000,812)	944,433

Consumer Goods - 10.4%
Avery Dennison Corp.	3,740	138,829
Bemis Co., Inc.	4,610	146,367
Constellation Brands, Inc. #	8,550	151,249
Dean Foods Company #	7,570	77,290
Eastman Kodak Company #	32,270	135,534
Harman International Industries, Inc. #	3,850	128,628
Hasbro, Inc.	4,250	189,168
International Flavors & Fragrances, Inc.	3,315	160,844
Newell Rubbermaid, Inc.	9,090	161,893
Pactiv Corp. #	5,650	186,337
Sealed Air Corp.	6,235	140,163

	(Cost $1,532,669)	1,616,302

Consumer Services - 13.9%
Abercrombie and Fitch Co.	3,920	154,134
Airgas, Inc.	2,850	193,657
AutoNation, Inc. #	7,105	165,191
Big Lots, Inc. #	4,715	156,774
D.R. Horton, Inc.	12,530	139,334
Family Dollar Stores, Inc.	4,900	216,384
GameStop Corp. #	6,200	122,202
Lennar Corp.	10,670	164,105
Office Depot, Inc. #	21,120	97,152
Pulte Group, Inc. #	13,643	119,513
RadioShack Corp.	6,965	148,563
SUPERVALU, Inc.	10,740	123,832
Whole Foods Market, Inc. #	4,980	184,808
Wyndham Worldwide Corp.	6,750	185,423

	(Cost $1,889,600)	2,171,072

Energy - 4.8%
Denbury Resources, Inc. #	9,180	145,870
Massey Energy Company	3,230	100,195
Rowan Companies, Inc. #	6,000	182,160
Sunoco, Inc.	5,200	189,800
Tesoro Corp. #	10,010	133,734

	(Cost $672,153)	751,759

Schedule of Investments
September 30, 2010 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Financial Services - 14.3%
Apartment Investment & Management Company @	8,555	182,906
Assurant, Inc.	4,620	188,034
CB Richard Ellis Group, Inc. #	10,050	183,714
Cincinnati Financial Corporation	5,200	149,864
E*TRADE Financial Corp. #	7,782	113,384
Equifax, Inc.	4,420	137,904
Federated Investors, Inc.	4,970	113,117
First Horizon National Corp. #	10,631	121,296
Huntington Bancshares, Inc.	37,360	212,579
Janus Capital Group, Inc.	10,120	110,814
Marshall & Ilsley Corp.	24,970	175,789
NASDAQ OMX Group, Inc./The #	6,880	133,678
Torchmark Corp.	3,100	164,734
Wachovia Corp. Preferred Dividend Equalization #	1,700	0
Zions Bancorporation	10,600	226,416

	(Cost $2,012,356)	2,214,229

Hardware - 10.4%
Jabil Circuit, Inc.	7,850	113,119
JDS Uniphase Corp. #	16,542	204,955
Lexmark International, Inc. #	5,240	233,809
LSI Logic Corp. #	22,690	103,239
MEMC Electronic Materials, Inc. #	10,000	119,200
Molex, Inc.	6,345	132,801
National Semiconductor Corp.	8,900	113,653
Novellus Systems, Inc. #	5,830	154,961
QLogic Corp. #	7,225	127,449
Tellabs, Inc.	23,995	178,763
Teradyne, Inc. #	12,700	141,478

	(Cost $1,488,695)	1,623,427

Healthcare - 4.1%
Coventry Health Care, Inc. #	5,600	120,568
King Pharmaceuticals, Inc. #	11,115	110,705
Patterson Companies, Inc.	4,875	139,669
PerkinElmer, Inc.	6,630	153,418
Tenet Healthcare Corp. #	25,165	118,779

	(Cost $605,011)	643,139

Schedule of Investments
September 30, 2010 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Industrial Materials - 11.6%
AK Steel Holding Corp.	6,360	87,832
Allegheny Technologies, Inc.	3,030	140,744
CF Industries Holdings, Inc.	1,500	143,250
Eastman Chemical Company	2,275	168,350
FMC Corp.	2,440	166,920
Goodyear Tire & Rubber Company/The #	9,630	103,523
Leggett & Platt, Inc.	6,695	152,378
Pall Corp.	3,770	156,983
Snap-on, Inc.	3,220	149,762
Stanley Black & Decker, Inc.	5,308	325,274
Titanium Metals Corp. #	10,840	216,366

	(Cost $1,519,346)	1,811,382

Media - 3.0%
Gannett Co., Inc.	9,160	112,027
Meredith Corp.	4,425	147,397
New York Times Co./The #	10,990	85,062
Washington Post Company/The	315	125,814

	(Cost $568,124)	470,300

Software - 3.1%
Compuware Corp. #	18,830	160,432
Dun & Bradstreet Corp./The	1,620	120,107
Novell, Inc. #	32,815	195,905

	(Cost $469,454)	476,444

Utilities - 12.5%
Akamai Technologies, Inc. #	5,380	269,968
Allegheny Energy, Inc.	5,810	142,461
CMS Energy Corp.	8,705	156,864
Frontier Communications Corp.	17,475	142,771
Integrys Energy Group, Inc.	3,250	169,195
MetroPCS Communications, Inc. #	17,860	186,816
Nicor, Inc.	3,245	148,686
NiSource, Inc.	8,860	154,164
Pepco Holdings, Inc.	8,100	150,660
Pinnacle West Capital Corp.	3,740	154,350
Quanta Services, Inc. #	6,540	124,783
TECO Energy, Inc.	8,420	145,834

	(Cost $1,656,060)	1,946,552

Total Common Stocks	(Cost $13,414,280)	14,669,039

Schedule of Investments
September 30, 2010 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

U.S. Government Obligations - 1.3%

U.S. Treasury Bill, 0.152%, due 12/23/2010*	200,000		199,931

Total U.S. Government Obligations	(Cost $199,931)		199,931

Total Investments - 95.5%	(Cost $13,614,211	)(b)	14,868,970

Other Assets less Liabilities - 4.5%			708,041

Total Net Assets - 100.0%			15,577,011

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund	568		4,090
The Flex-funds Defensive Balanced Fund	291		2,695
The Flex-funds Dynamic Growth Fund	175		1,288
The Flex-funds Muirfield Fund	1,390		7,131
The Flex-funds Quantex Fund	1,030		20,961
The Flex-funds Total Return Utilities Fund	63		1,390

Total Trustee Deferred Compensation	(Cost $31,780)		37,555

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 expiring December 2010, notional value $800,100	2		3,085

Total Futures Contracts			3,085

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$ 14,669,039	$ 3,085
Level 2 - Other Significant Observable Inputs	199,931	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 14,868,970	$ 3,085

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $20,540.  Cost for federal income tax purposes of $13,634,751 differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,005,666
	Unrealized depreciation	(771,447)
	Net unrealized appreciation (depreciation)	$ 1,234,219

ADR	American Depositary Receipt

#	Represents non-income producing securities.

@	Real estate investment trust.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

***
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2010 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Common Stocks - 98.1%

Electric Utility 13.7%
AES Corp. #	29,389	333,565
American Superconductor Corp. #	24,639	766,273
ITC Holdings Corp.	9,059	563,923
MDU Resources Group, Inc.	28,392	566,420
Northeast Utilities	15,076	445,797
NV Energy, Inc.	30,257	397,880

	(Cost $3,255,239)	3,073,858

Natural Gas Distribution 5.7%
National Grid PLC - ADR	7,607	325,123
ONEOK, Inc.	7,461	336,043
Southern Union Co.	26,527	638,240

	(Cost $1,193,317)	1,299,406

Oil Exploration & Production 3.5%
EQT Corp.	13,885	500,693
Ultra Petroleum Corp. #	6,010	252,300

	(Cost $842,738)	752,993

Pipelines 21.7%
El Paso Corp.	44,972	556,753
Enterprise Products Partners, L.P.	22,505	892,773
Kinder Morgan Energy Partners, L.P.	12,497	856,044
National Fuel Gas Co.	13,386	693,529
QEP Resources, Inc.	12,227	368,522
Questar Corp.	46,061	807,449
Spectra Energy Corp.	30,465	686,986

	(Cost $4,256,372)	4,862,056

Telephone & Telecommunications 30.7%
American Tower Corp. #	9,533	488,662
AT&T, Inc.	30,879	883,139
BCE, Inc.	8,290	269,425
Millicom International Cellular S.A.	7,046	676,064
NII Holdings, Inc. #	24,202	994,702
Nokia Corp.	22,170	222,365
Philippine Long Distance Telephone Company - ADR	3,523	210,887
QUALCOMM, Inc.	16,315	736,337
Telecom Argentina S.A. - ADR	26,910	569,954
Telephone and Data Systems, Inc.	10,569	346,663
Turkcell Iletisim Hizmetleri - ADR	32,000	536,320
Verizon Communications, Inc.	28,600	932,074

	(Cost $6,694,413)	6,866,592

Utility Services - 15.6%
ABB Limited - ADR #	26,320	555,878
Akamai Technologies, Inc. #	16,053	805,540
Chicago Bridge & Iron Co. #	23,640	577,998
Fluor Corp.	8,082	400,302
Frontier Communications Corp.	1	8
NiSource, Inc.	50,775	883,485
Pepco Holdings, Inc.	14,507	269,830

	(Cost $2,873,215)	3,493,041

Water Utility - 7.2%
American Water Works Co., Inc.	45,921	1,068,582
Veolia Environnement - ADR	20,890	550,660

	(Cost $1,615,531)	1,619,242

Total Common Stocks	(Cost $20,730,825)	21,967,188

Schedule of Investments
September 30, 2010 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

Money Market Registered Investment Companies - 2.1%

The Flex-funds Money Market Fund - Institutional Class, 0.276%*	470,525		470,525

Total Money Market Registered Investment Companies	(Cost $470,525)		470,525

Total Investments - 100.2%	(Cost $21,201,350	)(b)	22,437,713

Liabilities less Other Assets - (0.2%)			(34,740)

Total Net Assets - 100.0%			22,402,973

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund	656		4,723
The Flex-funds Defensive Balanced Fund	338		3,130
The Flex-funds Dynamic Growth Fund	201		1,479
The Flex-funds Muirfield Fund	1,232		6,320
The Flex-funds Quantex Fund	857		17,440
The Flex-funds Total Return Utilities Fund	73		1,611

Total Trustee Deferred Compensation	(Cost $29,834)		34,703

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$ 22,437,713	$ -
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 22,437,713	$ -

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $72,658.  Cost for federal income tax purposes of $21,274,008 differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,545,545
	Unrealized depreciation	(1,381,840)
	Net unrealized appreciation (depreciation)	$ 1,163,705

ADR	American Depositary Receipt

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2010.

**	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

***
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2010 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares	Value ($)(a)

U.S. Government Obligations - 85.3%

Federal Farm Credit Bank, 0.24%, due 08/23/2011*	500,000		499,678
Federal Farm Credit Bank, 0.26%, due 11/27/2012*	250,000		249,696
Federal Farm Credit Bank, 1.05%, due 08/26/2013	1,000,000		1,000,870
Federal Farm Credit Bank, 2.875%, due 04/14/2015	1,000,000		1,063,100
Federal Farm Credit Bank, 1.85%, due 08/24/2015	1,000,000		1,000,985
Federal Farm Credit Bank, 3.62%, due 03/08/2017	500,000		518,809
Federal Farm Credit Bank, 5.25%, due 03/02/2021	500,000		600,491
Federal Farm Credit Bank, 5.25%, due 10/25/2022	500,000		595,389
Federal Farm Credit Bank, 5.20%, due 02/06/2026	1,600,000		1,864,195
Federal Farm Credit Bank, 5.77%, due 01/05/2027	500,000		622,849
Federal Farm Credit Bank, 5.25%, due 04/21/2028	1,502,000		1,771,274
Federal Home Loan Bank, 1.20%, due 09/30/2013	1,000,000		1,002,377
Federal Home Loan Bank, 1.30%, due 03/14/2014	1,000,000		1,000,000
Federal Home Loan Bank, 1.75%, due 09/11/2015	1,000,000		1,008,040
Federal Home Loan Bank, 4.50%, due 09/13/2019	295,000		334,512
Federal Home Loan Mortgage Corporation, 4.00%, due 12/15/2022	1,000,000		1,020,606
Government National Mortgage Association, 6.50%, due 07/20/2038	28,047		30,883
U.S. Treasury Note, 3.50%, due 05/15/2020	2,000,000		2,170,940

Total U.S. Government Obligations	(Cost $15,700,056)		16,354,694

Corporate Bonds - 13.5%

John Deere Corp., 2.80%, due 09/18/2017	500,000		504,125
Johnson & Johnson, 2.95%, due 09/01/2020	500,000		509,913
Paccar Financial Corp., 4.03%, due 01/12/2011*	500,000		504,841
Partnerre Finance, 6.875%, due 06/01/2018	500,000		561,789
Royal Bank of Canada, 0.64%, due 01/28/2013*	500,000		498,953

Total Corporate Bonds	(Cost $2,525,854)		2,579,621

Money Market Registered Investment Companies - 0.3%

The Flex-funds Money Market Fund - Institutional Class, 0.276%**	65,796		65,796

Total Money Market Registered Investment Companies	(Cost $65,796)		65,796

Floating Rate Demand Notes - 0.3%

Caterpillar Financial Power Investment Floating Rate Demand Note, 1.20%, 10/1/2010***	51,768		51,768

Total Floating Rate Demand Notes	(Cost $51,768)		51,768

Total Investments - 99.4%	(Cost $18,343,474	)(b)	19,051,879

Other Assets less Liabilities - 0.6%			118,415

Total Net Assets - 100.0%			19,170,294

Schedule of Investments
September 30, 2010 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares	Value ($)(a)

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	532	3,830
The Flex-funds Defensive Balanced Fund	271	2,509
The Flex-funds Dynamic Growth Fund	164	1,207
The Flex-funds Muirfield Fund	953	4,889
The Flex-funds Quantex Fund	662	13,472
The Flex-funds Total Return Utilities Fund	59	1,302

Total Trustee Deferred Compensation	(Cost $23,393)	27,209

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$ 117,564	$ -
Level 2 - Other Significant Observable Inputs	18,934,315	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 19,051,879	$ -

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $1,067.  Cost for federal income tax purposes of $18,344,541 differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 709,056
	Unrealized depreciation	(1,718)
	Net unrealized appreciation (depreciation)	$ 707,338

*	Variable rate security. The rate shown represents the rate in effect at September 30, 2010.

**	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2010.

***	Floating rate security. The rate shown represents the rate in effect at September 30, 2010.

****	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2010 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)(a)

Bank Obligations - 1.1%

Commerce National Bank Demand Deposit Account	0.40	% *	10/01/10	249,194	249,194
EverBank Money Market Account	1.25	% *	10/01/10	248,469	248,469
Excel Bank Demand Deposit Account	0.75	% *	10/01/10	249,363	249,363
Huntington National Bank Conservative Deposit Account	0.43	% *	10/01/10	250,000	250,000
Nationwide Bank Deposit Account	0.86	% *	10/01/10	250,093	250,093
TD Bank Demand Deposit Account	0.60	% *	10/01/10	249,000	249,000

Total Bank Obligations				(Cost $1,496,119)	1,496,119

Certificates of Deposit - 2.1%

Flagstar Bank, FSB	0.75%		09/15/11	238,500	238,500
Mutual of Omaha Bank	0.75%		09/15/11	238,500	238,500
Citizens Business Bank	0.75%		09/15/11	238,500	238,500
Community Bank	0.75%		09/15/11	238,500	238,500
Union Bank & Trust Co.	0.75%		09/15/11	32,186	32,186
Washington Trust Bank	0.75%		09/15/11	238,500	238,500
United Bank	0.75%		09/15/11	238,500	238,500
East West Bank	0.75%		09/15/11	105,814	105,814
MB Financial Bank, NA	0.75%		09/15/11	238,500	238,500
PrivateBank and Trust Company (The)	0.75%		09/15/11	238,500	238,500
Morton Community Bank	0.75%		09/15/11	238,500	238,500
Farmers' and Traders' State Bank	0.75%		09/15/11	238,500	238,500
Amalgamated Bank	0.75%		09/15/11	238,500	238,500
WashingtonFirst Bank	0.75%		09/15/11	238,500	238,500

Total Certificates of Deposit				(Cost $3,000,000)	3,000,000

Commercial Paper - 9.5%

Dexia Delaware	0.39%		10/08/10	5,000,000	4,999,630
Dexia Delaware	0.47%		10/20/10	2,500,000	2,499,393
ING Funding	0.31%		01/19/11	1,000,000	999,083
Toyota Motor Credit Corp.	0.65%		11/04/10	1,000,000	999,396
Toyota Motor Credit Corp.	0.74%		12/06/10	1,000,000	998,662
Toyota Motor Credit Corp.	0.31%		01/31/11	1,000,000	998,983
Toyota Motor Credit Corp.	0.63%		02/24/11	1,000,000	997,485
Toyota Motor Credit Corp.	0.46%		04/13/11	1,000,000	997,575

Total Commercial Paper				(Cost $13,490,207)	13,490,207

Corporate Obligations - 32.1%

Barclays Bank	0.96	% *	10/20/10	600,000	600,164
Barclays Bank	0.46	% *	11/11/10	5,000,000	5,000,000
Barclays Bank	0.76	% *	12/18/10	1,000,000	1,000,000
Bath Technologies***	0.40	% *	10/07/10	875,000	875,000
Cascade Plaza Project***	0.32	% *	10/07/10	6,469,000	6,469,000
Caterpillar Financial Power Investment Floating Rate Demand Note	1.20	% **	10/01/10	9,643,447	9,643,447
General Electric Interest Plus Variable Rate Demand Note	1.05	% *	10/01/10	9,110,784	9,110,784
JP Morgan Chase	4.50%		11/15/10	1,263,000	1,269,199
JP Morgan Chase	5.60%		06/01/11	1,000,000	1,033,769
Martin Wheel Co, Inc.***	3.01	% *	10/07/10	1,815,000	1,815,000
Rabobank	0.26	% *	10/15/10	5,000,000	5,000,000
Seariver Maritime	0.50	% *	10/01/10	1,200,000	1,200,000
Springside Corp Exchange Partners LLC***	0.32	% *	10/07/10	2,000,000	2,000,000
White Castle Project***	0.45	% *	10/07/10	500,000	500,000

Total Corporate Obligations				(Cost $45,516,363)	45,516,363

U.S. Government Agency Obligations - 4.2%

Federal Farm Credit Bank	0.40%		08/02/11	1,000,000	1,000,000
Federal Home Loan Bank	0.40%		09/26/11	2,000,000	2,000,000
Federal Home Loan Bank	0.45%		09/26/11	1,000,000	1,000,000
Federal Home Loan Bank	0.45%		10/07/11	2,000,000	2,000,000

Total U.S. Government Agency Obligations				(Cost $6,000,000)	6,000,000

Schedule of Investments
September 30, 2010 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares	Value ($)(a)

Money Market Registered Investment Companies - 51.2%

Federated Prime Value Obligations Fund, 0.23% #	25,523,412		25,523,412
Fidelity Institutional Money Market Portfolio, 0.29% #	46,970,284		46,970,284

Total Money Market Registered Investment Companies	(Cost $72,493,696)		72,493,696

Total Investments - 100.0%	(Cost $141,996,385	)(b)	141,996,385

Liabilities less Other Assets - (0.0%)			(3,371)

Total Net Assets - 100.0%			141,993,014

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	520		3,744
The Flex-funds Defensive Balanced Fund	265		2,454
The Flex-funds Dynamic Growth Fund	160		1,178
The Flex-funds Muirfield Fund	1,247		6,397
The Flex-funds Quantex Fund	924		18,803
The Flex-funds Total Return Utilities Fund	58		1,280

Total Trustee Deferred Compensation	(Cost $31,399)		33,856

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$ 72,493,696	$ -
Level 2 - Other Significant Observable Inputs	69,502,689	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 141,996,385	$ -

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for federal income tax and financial reporting purposes are the same.

#	7-day yield as of September 30, 2010.

*
Variable rate security.  Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at September 30, 2010. The maturity date shown reflects next rate change date.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2010.

***
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.  As of September 30, 2010, securities restricted as to resale to institutional investors represented 8.2% of Total Investments.

****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 23, 2010

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 23, 2010